575 Madison Avenue New York, NY 10022-2585 212.940.8800 tel 212.940.8776 fax

PETER J. SHEA peter.shea@kattenlaw.com 212.940.6447 direct 704.344.3195 fax

August 14, 2009

VIA EDGAR

Securities and Exchange Commission

Washington, D.C. 20549

Pre-Effective Amendment No. 2 to Registration on Form S-1

ETFS Gold Trust

Registration No.: 333-158221

Dear Ladies and Gentlemen:

On behalf of ETF Securities USA LLC (the “Sponsor”), our client and the sponsor of the ETFS Gold Trust (the “Trust”), we are filing with this correspondence pre-effective Amendment No. 2 (the “Amendment”) to the Trust’s registration statement on Form S-1 (the “Registration Statement”) concerning the registration of the ETFS Physical Swiss Gold Shares under the Securities Act of 1933 (the “Securities Act”). Blacklined copies of the Amendment that have been marked to show changes made since pre-effective Amendment No. 1 to the Registration Statement are being sent to the staff of the Securities and Exchange Commission under separate cover. Capitalized terms used but not defined herein are used with the meanings given to them in the Amendment.

With respect to the staff’s comment letter to the Sponsor dated July 14, 2009 by Mr. H. Roger Schwall, we offer the following responses (the headings below corresponding to the headings in such comment letter with the numbered responses corresponding to the comment numbers of the comment letter). We have also made changes to the Registration Statement where appropriate in order to conform the Trust’s prospectus to changes made or being made in response to comments received from the staff regarding registration statements of other registrants sponsored by the Sponsor.

Plan of Distribution, page 51

1.         A complete description of the roles and responsibilities of ALPS Distributors, Inc. has been included in this section of the prospectus.

2.          A form of the Marketing Agent Agreement has been attached as Exhibit 10.4 to the Amendment.

Securities and Exchange Commission

August 14, 2009

Closing Comments

Where we have responded to a comment concerning one location, we have made corresponding changes also concerning similar disclosure appearing elsewhere in the Registration Statement. All Trust, Sponsor and Trust service provider personnel participating in the preparation of the Registration Statement are cognizant of their disclosure responsibilities to investors. In the event that the Trust requests acceleration of the effective date of the Registration Statement, it will furnish a letter containing the requested acknowledgements.

Should you have any questions regarding the foregoing or the Amendment, please do not hesitate to contact me at (212) 940-6447 or, in my absence, Greg Xethalis at (212) 940-8587.

Very truly yours,

/s/ Peter J. Shea

Peter J. Shea

cc (w/enclosures):	Mr. H. Roger Schwall
Ms. Tracy L. McNeil
Mr. Donald F. Delaney
Mr. Graham Tuckwell
Mr. Gregory Xethalis